Stock Options Outstanding, Employees Stock Option Schemes Issued on Acquisition of CBoP (Detail)	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Centurion Bank of Punjab Limited	Mar. 31, 2010 Centurion Bank of Punjab Limited	Mar. 31, 2009 Centurion Bank of Punjab Limited	Mar. 31, 2008 Centurion Bank of Punjab Limited		Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86) USD ($)	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 ) USD ($)	Mar. 31, 2011 Centurion Bank of Punjab Limited Minimum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 ) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum Key ESOP-2004 Rs. 23.2 (or US$ 0.52) USD ($)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum Key ESOP-2004 Rs. 23.2 (or US$ 0.52) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86) USD ($)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 ) USD ($)	Mar. 31, 2011 Centurion Bank of Punjab Limited Maximum General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 ) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Key ESOP-2004 Rs. 23.2 (or US$ 0.52) INR Year	Mar. 31, 2011 Centurion Bank of Punjab Limited General ESOP-2004 Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86) INR Year	Mar. 31, 2011 Centurion Bank of Punjab Limited General ESOP-2007 Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 ) INR Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price										$ 1.98	88.46	$ 5.22	232.58
Range of exercise price														$ 0.52	23.20	$ 3.86	171.98	$ 5.66	251.72
Number Of Shares Arising Out Of Options	91,416,000	94,811,500	83,169,000	84,689,000	4,380,025	7,718,900	14,801,135	17,741,085	[1]											324,080	1,262,780	2,793,165
Weighted Average Remaining Life																				2.04	2.57	2.94
Weighted Average Exercise Price																				23.20	125.58	237.68

[1]	Note: Being number of options exchanged on acquisition of CBoP